6. NOTES PAYABLE, RELATED PARTY (Details Narrative) (Notes Payable, USD $)	6 Months Ended
Jun. 30, 2014
Notes Payable
Face value of promissory notes issued	$ 385,000
Interest rate on notes	2.00%
Maturity date	Apr. 18, 2016
Warrants issued with notes	59,413,581
Fair value of warrants	250,049
Accrued interest expense	$ 1,540